Summary of Quarterly Results of Operations (Unaudited)) - Quarterly results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Summary of Quarterly Results of Operations (Unaudited)
Net sales	$ 349,115	$ 266,184	$ 248,040	$ 244,370	$ 308,824	$ 275,062	$ 265,016	$ 221,699	$ 1,107,709	$ 1,070,601	$ 1,028,899
Operating income (loss)	21,207	(6,872)	(6,084)	(5,623)	7,060	7,322	(15,618)	(10,413)	2,628	(11,649)	60,403
Net loss after taxes	$ 13,155	$ (21,957)	$ 461	$ (2,868)	$ (7,493)	$ 4,498	$ 10,144	$ (5,414)	$ (11,209)	$ 1,735	$ 22,885
Net income (loss) per share, basic (in dollars per share)	$ 0.49	$ (0.81)	$ 0.02	$ (0.11)	$ (0.29)	$ 0.17	$ 0.38	$ (0.20)	$ (0.41)	$ 0.06	$ 0.85
Net income (loss) per share, diluted (in dollars per share)	$ 0.49	$ (0.81)	$ 0.02	$ (0.11)	$ (0.29)	$ 0.17	$ 0.38	$ (0.20)	$ (0.41)	$ 0.06	$ 0.85